PREMISES AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Public Utility, Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 3,629	$ 3,628
Less accumulated depreciation	3,283	3,236
Premises and equipment, total	346	392
Depreciation	47	78	$ 97
Land and Land Improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Premises and equipment, gross	246	246
Building and Building Improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Premises and equipment, gross	2,165	2,165
Furniture and Equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 1,218	$ 1,217